Document and Entity Information	Nov. 17, 2020	Aug. 05, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 17, 2020
Entity Registrant Name	Weatherford International plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-36504
Entity Tax Identification Number	98-0606750
Entity Address, Address Line One	2000 St. James Place
Entity Address, City or Town	Houston
Entity Address, State	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	836.4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key		0001603923
Amendment Flag		false